IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure of commitments [line items]
Credit related commitments	$ 485,424	$ 480,883
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	422,842
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	27,434
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	34,499
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	170
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	479
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	10,130	12,679
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,261
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	7,363
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	83
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	423
1 - 3 months [member]
Disclosure of commitments [line items]
Credit related commitments	13,004	42,994
1 - 3 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	9,655
1 - 3 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,239
1 - 3 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	70
1 - 3 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	40
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	12,185	9,980
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	7,023
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4,913
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	222
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	27
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	10,158	13,932
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,288
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4,639
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	229
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	45,468	12,009
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	6,020
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	5,736
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	33,710
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	26,632	26,722
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	25,939
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	425
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	268
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	94,785	93,847
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	93,868
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	901
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	16
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	5,344	5,429
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,126
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	218
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	267,718	$ 263,291
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	267,662
No specific maturity [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	$ 56